13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2005

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Chief Compliance Officer
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      February 13, 2006

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	79
Form 13F Information Table Value Total: 	$304952

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     7664   194358 SH       SOLE                   194358
American International Group   COM              026874107    11388   166912 SH       SOLE                   166912
Amgen                          COM              031162100      424     5381 SH       SOLE                     5381
Anadarko Petroleum Corp        COM              032511107    10762   113583 SH       SOLE                   113583
Applied Materials              COM              038222105     6816   379956 SH       SOLE                   379956
Automatic Data Processing      COM              053015103     8053   175447 SH       SOLE                   175447
Bank of America Corp           COM              060505104      229     4968 SH       SOLE                     4968
Berkshire Hathaway Inc Cl A    CL A             084670108     2304       26 SH       SOLE                       26
BP Plc Spon Adr                SPONSORED ADR    055622104      276     4296 SH       SOLE                     4296
Cadbury Schweppes ADR F        ADR              127209302     6759   176521 SH       SOLE                   176521
Chevron Texaco Corp            COM              166764100      397     6985 SH       SOLE                     6985
Cisco Systems Inc.             COM              17275r102     5542   323737 SH       SOLE                   323737
Citigroup Inc                  COM              172967101     9285   191324 SH       SOLE                   191324
Cohen & Steers Slct Util Fd    COM              19248a109      500    24821 SH       SOLE                    24821
Colgate Palmolive              COM              194162103      208     3795 SH       SOLE                     3795
Comcast Corp Special Cl A      CL A SPL         20030n200     8898   346367 SH       SOLE                   346367
Costco                         COM              22160k105      354     7162 SH       SOLE                     7162
Diageo ADR                     SPON ADR NEW     25243q205     9902   169847 SH       SOLE                   169847
Discovery Holding Co  A        CL A COM         25468y107     1075    70954 SH       SOLE                    70954
Dreman/Claymore Dvd & Inc Fd   COM              26153r100      463    25630 SH       SOLE                    25630
Eaton Vance Insured CA Muni Fd COM              27858a100      243    18430 SH       SOLE                    18430
Edison International           COM              281020107     1339    30708 SH       SOLE                    30708
Evergreen Managed Income Fund  COM              30024y104     1887   119426 SH       SOLE                   119426
Exxon Corp                     COM              30231g102     1254    22320 SH       SOLE                    22320
Fannie Mae                     COM              313586109     5222   106983 SH       SOLE                   106983
Fiduciary Claymore Dynm EQ F   COM              31647t100      203    11400 SH       SOLE                    11400
Fifth Third Bancorp            COM              316773100     5831   154584 SH       SOLE                   154584
First Data Corporation         COM              319963104     9163   213044 SH       SOLE            	    213044
Freddie Mac                    COM              313400301    13310   203674 SH       SOLE                   203674
General Electric Company       COM              369604103     7847   223872 SH       SOLE                   223872
Goldman Sachs Group Inc        COM              38141g104     9015    70587 SH       SOLE                    70587
Health Care Sector SPDR Index  SBI HEALTHCARE   81369y209      367    11562 SH       SOLE                    11562
Home Depot Inc                 COM              437076102     9284   229336 SH       SOLE                   229336
Int'l Business Machines Corp   COM              459200101      374     4552 SH       SOLE                     4552
Intel Corp.                    COM              458140100      431    17262 SH       SOLE                    17262
International Game Technology  COM              459902102     5929   192641 SH       SOLE                   192641
Johnson & Johnson              COM              478160104      559     9296 SH       SOLE                     9296
JPMorgan Chase                 COM              46625h100      399    10059 SH       SOLE                    10059
Liberty Media - A              CL A             530718105     6165   783296 SH       SOLE                   783296
Microsoft Corp.                COM              594918104    10880   416048 SH       SOLE                   416048
National Oilwell Varco Inc     COM              637071101     5610    89480 SH       SOLE                    89480
Neuberger Berman CA Int Mun    COM              64123c101      358    27200 SH       SOLE                    27200
Novartis AG ADR                SPONSORED ADR   	66987V109     8446   160935 SH       SOLE                   160935
Nuveen CA Muni Value Fund      COM              67062c107     1104   114400 SH       SOLE                   114400
Nuveen CA Municipal Market Opp COM              67062u107      185    12600 SH       SOLE                    12600
Nuveen CA Qlty Incm Mun        COM              670985100      222    15000 SH       SOLE                    15000
Nuveen Invmt Quality Muni Fd   COM              67062e103      201    13750 SH       SOLE                    13750
Nuveen Muni Advg Inc Fund      COM              67062H106      211    13750 SH       SOLE                    13750
Nuveen Muni Mkt Opportunity Fd COM              67062w103      199    13750 SH       SOLE                    13750
Nuveen Quality Income Muni Fd  COM              670977107      258    17600 SH       SOLE                    17600
Nuveen Select Quality Muni Fd  COM              670973106      211    13750 SH       SOLE                    13750
Nuveen Select Tax Free Inc PortSH BEN INT       67063c106      879    65971 SH       SOLE                    65971
Oracle Corp                    COM              68389x105      471    38599 SH       SOLE                    38599
Pepsico Inc                    COM              713448108     9935   168159 SH       SOLE                   168159
Pfizer Inc.                    COM              717081103     7073   303314 SH       SOLE                   303314
Pimco CA Municipal Inc Fd III  COM              72201c109     1127    71670 SH       SOLE                    71670
Pimco Floating Rate Strtgy F   COM              72201j104     1748    97860 SH       SOLE                    97860
Pimco High Income Fund         COM              722014107     2381   163089 SH       SOLE                   163089
Pimco Municipal Income Fd II   COM              72200w106      351    22200 SH       SOLE                    22200
Procter& Gamble Co             COM              742718109      404     6984 SH       SOLE                     6984
Qualcomm Inc                   COM              747525103    26234   608965 SH       SOLE                   608965
S&P Dep Receipts Trust Series IUNIT SER I       78462F103     3457    27762 SH       SOLE                    27762
Samaritan Pharimaceuticals     COM              79586q108       21    53500 SH       SOLE                    53500
Sclumberger LTD.               COM              806857108      210     2160 SH       SOLE                     2160
Smith International            COM              832110100      983    26495 SH       SOLE                    26495
Southern Company               COM              842587107      276     8000 SH       SOLE                     8000
Sysco Corporation              COM              871829107      217     6988 SH       SOLE                     6988
Texas Instruments              COM              882508104      207     6459 SH       SOLE                     6459
The Bank of New York           COM              064057102     7284   228699 SH       SOLE                   228699
Time Warner Inc                COM              887317105      261    14986 SH       SOLE                    14986
Tribune Co                     COM              896047107     5596   184915 SH       SOLE                   184915
US Bancorp                     COM NEW          902973304      219     7311 SH       SOLE                     7311
Verizon Communication          COM              92343v104      296     9843 SH       SOLE                     9843
Wal Mart Stores Inc            COM              931142103     9281   198301 SH       SOLE                   198301
Walt Disney Co                 COM DISNEY       254687106     5999   250281 SH       SOLE                   250281
Washington Mutual Inc          COM              939322103    10526   241972 SH       SOLE                   241972
Washington Post Cl B           CL B             939640108      768     1004 SH       SOLE                     1004
Waste Management Inc           COM              94106l109    10424   343465 SH       SOLE                   343465
Wells Fargo & Company          COM              949746fa4      318     5063 SH       SOLE                     5063